Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 58,690.04
Total Fee Amount	58,690.04
Total Transaction Valuation	397,628,991
Total Offset Amount	0
Net Fee	$ 0